Acquisition of Integra	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Acquisition of Integra
6. Acquisition of Integra
On July 10, 2017, the Company acquired all of the remaining issued and outstanding common shares of Integra, by way of a plan of arrangement (the “Arrangement”). Pursuant to the Arrangement, Eldorado issued 15,436,179 common shares with a fair value of $188,061 and paid $99,823 in cash to the former Integra shareholders. Integra is a resource company engaged in the exploration of mineral properties with the primary focus on the Lamaque gold project located in Val-d’Or, Quebec.
As part of the consideration, the Company included advances to Integra for $27,046 and the fair value of the existing available-for-sale Integra investment that it previously owned for $41,968. The Company recognized a gain on marketable securities for $28,363 and taxes of $4,023, as a reversal of the unrealized gain and taxes included in other comprehensive income at the date of acquisition related to this previously owned investment.
The fair value of the common shares issued as part of the consideration paid for Integra was based on the closing share price on July 7, 2017 on the TSX of C$15.70 per share. The foreign exchange rate used at time of acquisition was CDN$1 = US$0.776.
Goodwill of $92,591 resulting from the acquisition arises mainly on the recognition of deferred income tax liabilities and represents, among other things, the exploration potential within the assets acquired and future variability in the price of minerals. None of the goodwill is deductible for tax purposes.
The allocation of the purchase price is as follows:

15,436,179 common shares of shares of Eldorado at C$15.70/share (*)	$188,061
Cash consideration including advances	126,869
Fair value of existing Integra investment by Eldorado	41,968
Total Consideration	$356,898

Net assets acquired:

Cash and cash equivalents	$5,205
Marketable securities	2,857
Accounts receivable and other	5,920
Inventories	2,471
Other assets	3,495
Property, plant and equipment	393,647
Goodwill	92,591
Accounts payable and accrued liabilities	(8,028)
Flow-through share premium liability	(4,722)
Other liabilities	(9,635)
Deferred income taxes	(126,903)
$356,898

* common shares and price per share shown as post-share consolidation amounts. Please refer to Note 20.
The purchase price allocation was finalized at June 30, 2018. There were no changes from the preliminary allocation as reported in the Company’s annual consolidated financial statements for the year ended December 31, 2017.